INCOME TAXES - Deferred income tax recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Deferred income tax expense related to operations	$ (893,595)	$ (191,991)
Settlement of flow-through share liability on expenditures	4,662,848	2,324,790
Deferred income tax recovery	$ 3,769,253	$ 2,132,799